Taxes - Income tax expense (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes
Current income tax	$ 6,121	$ 8,972	$ 12,807
Deferred income tax	(1,642)	1,748	(3,310)
Deferred income tax - rate change	0	1,510	1,942
Adjustments to prior years' current and deferred tax	(62)	(22)	77
Income tax expenses	4,417	12,208	$ 11,516
Growth of revenue	(2,851)	(2,851)
Exchange rate effect in deferred income tax variation	$ 3,390	$ 3,390